Parent Only Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 313	$ 453
Amount due from subsidiaries and VIE
Accounts receivable		230
Other receivables		332
Amounts due from related parties	23,790	23,189
Long-term investment	50	50
Investments in subsidiaries and VIE
Crypto Assets	403	841
Operating lease right-of-use assets		10
Total Assets	24,556	25,105
Accounts payable	72	21
Accrued payroll	22	186
Operating lease liabilities-current	1	11
Operating lease liabilities-non-current
Investments in subsidiaries and VIE	10,095	8,067
Total Liabilities	10,190	8,285
Equity:
Additional paid-in capital	52,137	48,680
Statutory reserves
Retained earnings/(accumulated deficit)	(37,231)	(31,345)
Accumulated other comprehensive income/(loss)	(542)	(517)
Total equity	14,366	16,820
Total Liabilities and Equity	24,556	25,105
Class A Ordinary Shares
Equity:
Ordinary shares value	1	1
Class B Ordinary Shares
Equity:
Ordinary shares value	$ 1	$ 1